Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2024
Statutory Requirements
Schedule of maximum dividend capacity available

December 31,
2024
North American Insurers
Northbridge(1)	362.1
Crum & Forster	269.7
Zenith National	70.6
702.4

Global Insurers and Reinsurers
Allied World	1,475.2
Odyssey Group	788.8
Brit	104.6
2,368.6

International Insurers and Reinsurers
Gulf Insurance	93.7
3,164.7
(1)	Subject to prior regulatory approval.